Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	2025	2024
	US$’000	US$’000
Fuel oil and LPG, at cost	27,553	33,645
LPG, held for trading	96,332	43,061
	123,885	76,706